Acquisitions and Disposals - Assets and Liabilities Acquired (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Apr. 01, 2014 Personal Express	Apr. 01, 2014 Personal Express	Jun. 27, 2014 Imperial	Jan. 16, 2014 Anticemex Reinsurance S.A.	Dec. 31, 2013 Ikano Re S.A	Apr. 15, 2013 Euro Accident Health & Care Insurance Aktiebolag (EHC)
Business Acquisition [Line Items]
Cash and invested assets				$ 29,131	$ 62,159	$ 6,393	$ 39,542	$ 873
Accrued Investment Income Receivable					484
Receivables				2,896	37,687			10,786
Reinsurance Recoverable On Unpaid Losses					12,177
Prepaid assets					36,203	1	196	146
Premises and equipment					6,218			1,731
Loan receivable						62,973
Intangible assets					3,300	132	132	20,100
Deferred Tax Assets					847
Other Assets				729	225
Total Assets				32,756	159,300	69,499	39,870	33,636
Unpaid loss and loss adjustment expense				4,472	44,450
Accounts payable and accrued expenses				2,829	13,899	20	57	10,706
Unearned Premiums				8,352	49,452
Reinsurance Payable				816	30,686
Long-term Debt					8,916
Deferred tax liability				119		19,123	10,241	5,720
Total liabilities				16,588	147,403	19,143	10,298	16,426
Net assets purchased				16,168	11,897	50,356	29,572	17,210
Purchase price			21,743		20,000	62,973	35,741	42,840
Goodwill	$ 96,631	$ 70,351		$ 5,575	$ 8,103	$ 12,617	$ 6,169	$ 25,630